Non-current other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Non-current other receivables.
Schedule of non-current other receivables

	2025	2024
	$m	$m
Prepayments	559	356
Accrued income	75	60
Retirement benefit scheme surpluses (Note 22)	106	99
Other receivables	587	415
Non-current other receivables	1,327	930